Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 02, 2021	Dec. 16, 2020	Mar. 10, 2020	Mar. 02, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Reduction to revenue, end-user incentives					$ 18,700	$ 36,200	$ 13,600		$ 23,600		$ 51,300	$ 27,700	$ 11,600
Sales and marketing expense, end-user incentive					42,000		21,500	$ 75,300	37,200		91,500	45,200	18,700
Restricted Cash included in other long-term assets and other current assets as of December 31, 2020 and 2019, respectively					2,920			2,920			2,920	2,920
Advertising costs					$ 47,100		$ 25,600	101,600	$ 52,600		$ 136,800	53,500	25,300
Change to redemption value								$ 409,500		$ 866,000		$ 62,500	$ 18,800
Number of shares issued in private placement (in shares)		15,853,052		69,000,000.0
Stock sold, price per share (in dollars per share)		$ 10.00		$ 10.00						$ 43.11
Warrant exercise price (in dollars per share)	$ 11.50		$ 11.50		$ 11.50			$ 11.50
Sponsor
Concentration Risk [Line Items]
Warrants forfeited (in shares)		5,016,666		5,016,666
Public Warrant
Concentration Risk [Line Items]
Number of shares issued in private placement (in shares)	17,250,000		17,250,000
Number of shares called by each warrant (in shares)				11.50
Warrant exercise price (in dollars per share)				$ 11.50
Warrants outstanding (in shares)					7,623,436			7,623,436			17,249,977
Private Warrant
Concentration Risk [Line Items]
Number of shares issued in private placement (in shares)	10,033,333		10,033,333	10,033,333
Stock sold, price per share (in dollars per share)				$ 1.50
Warrant exercise price (in dollars per share)				$ 11.50
Warrants outstanding (in shares)					5,016,666			5,016,666			5,016,666
Class A common stock, par value $0.0001 per share
Concentration Risk [Line Items]
Number of shares issued in private placement (in shares)		15,853,052
Number of shares per unit (in shares)				1
Stock sold, price per share (in dollars per share)		$ 10.00
Number of shares called by each warrant (in shares)	1		1
Class A common stock, par value $0.0001 per share | Public Warrant
Concentration Risk [Line Items]
Number of shares called by each warrant (in shares)				1
Class A common stock, par value $0.0001 per share | Private Warrant
Concentration Risk [Line Items]
Number of shares called by each warrant (in shares)				1
Minimum
Concentration Risk [Line Items]
Useful life											3 years
Maximum
Concentration Risk [Line Items]
Useful life											5 years
Revenue | Customer Concentration Risk | Game Developer A
Concentration Risk [Line Items]
Concentration risk, percentage					42.00%		61.00%	42.00%	66.00%		59.00%	83.00%	70.00%
Revenue | Customer Concentration Risk | Game Developer B
Concentration Risk [Line Items]
Concentration risk, percentage					40.00%		28.00%	40.00%	21.00%		28.00%
Revenue | Customer Concentration Risk | Game Developer C
Concentration Risk [Line Items]
Concentration risk, percentage												7.00%	16.00%